UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	03/31_

Date of reporting period:	12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 99.07%	Value

	Biological Products - 2.28%
5,448	Amgen, Inc. *	$ 308,193

	Books: Publishing or Publishing and Printing - 2.03%
8,220	McGraw-Hill Companies, Inc.	275,452

	Beverages - 2.02%
4,488	PepsiCo, Inc.	272,870

	Computer & Office Equipment - 2.01%
5,277	Hewlett-Packard Co.	271,818

	Converted Paper & Paperboard Products - 1.55%
3,288	Kimberly-Clark Corp.	209,478

	Crude Petroleum & Natural Gas - 5.31%
4,553	Apache Corp.	469,733
3,389	Devon Energy Corp.	249,091
		718,824

	Electromedical & Electrotherapeutic Apparatus - 3.46%
10,645	Medtronic, Inc.	468,167

	Fire, Marine & Casualty Insurance - 3.53%
9,611	Allstate Corp./The	288,714
10,535	Progressive Corp.	189,525
		478,239

	Food & Kindred Products - 2.02%
8,107	Campbell Soup Co.	274,017

	Guided Missiles & Space Vehicles & Parts - 1.93%
3,465	Lockheed Martin Corp.	261,088

	Hospital & Medical Service Plans - 1.94%
8,600	UnitedHealth Group, Inc.	262,128

	Insurance Agents Brokers & Services - 1.29%
4,940	MetLife, Inc.	174,629

*See accompanying notes as they are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 99.07% - continued	Value

	National Commercial Banks - 8.30%
14,569	Bank of America Corp.	$ 219,409
11,584	JPMorgan Chase & Co.	482,705
7,815	U.S. Bancorp	175,916
9,105	Wells Fargo & Co.	245,744
		1,123,774

	Oil & Gas Field Machinery & Equipment - 1.70%
5,691	Baker Hughes, Inc.	230,372

	Petroleum Refining - 12.36%
6,070	Chevron Corp.	467,329
10,749	ConocoPhillips	548,951
6,300	Exxon Mobil Corp.	429,597
4,199	Murphy Oil Corp.	227,586
		1,673,463

	Pharmaceutical Preparations - 8.11%
12,490	Eli Lilly & Co.	446,018
5,311	Johnson & Johnson	342,082
17,030	Pfizer, Inc.	309,776
		1,097,876

	Pumps & Pumping Equipment - 2.95%
8,022	ITT Corp.	399,014

	Radio & TV Broadcasting & Communications Equipment - 3.31%
5,147	L-3 Communications Holdings, Inc.	447,532

	Retail - Drug Stores and Proprietary Stores - 2.04%
8,579	CVS Caremark Corp.	276,330

	Retail - Grocery Stores - 2.00%
12,688	Safeway, Inc.	270,128

	Services - Advertising Agencies - 2.17%
7,512	Omnicom Group, Inc.	294,095

	Services - Computer Integrated Systems Design - 3.13%
7,368	Computer Sciences Corp. *	423,881

*See accompanying notes as they are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 99.07% - continued	Value

	Services - Prepackaged Software - 3.58%
15,900	Microsoft Corp.	$ 484,791

	Ship & Boat Building & Repairing - 2.28%
4,527	General Dynamics Corp.	308,606

	Specialty Cleaning, Polishing and Sanitation Preparations - 2.44%
5,419	Clorox Co.	330,559

	State Commercial Banks - 3.66%
7,633	Bank of New York Mellon Corp.	213,495
5,386	Northern Trust Corp.	282,226
		495,721

	Surgical & Medical Instruments & Apparatus - 5.93%
4,383	C.R. Bard, Inc.	341,436
9,162	Stryker Corp.	461,490
		802,926

	Telephone Communications (No Radiotelephone) - 3.76%
8,600	AT&T, Inc.	241,058
8,100	Verizon Communications, Inc.	268,353
		509,411

	Wholesale - Groceries & Related Products - 1.98%
9,611	Sysco Corp.	268,531

	TOTAL COMMON STOCKS (Cost $13,218,587)	13,411,913

	MONEY MARKET SECURITIES - 1.00%
135,508	AIM STIT-STIC Prime Portfolio - Class I, 0.11% (a)	135,508

	TOTAL MONEY MARKET SECURITIES (Cost $135,508)	135,508

	TOTAL INVESTMENTS (Cost $13,354,095) - 100.07%	$ 13,547,421

	Liabilities in excess of other assets - (0.07)%	(9,553)

	TOTAL NET ASSETS - 100.00%	$ 13,537,868

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at December 31, 2009.

Tax Related
Unrealized appreciation		$ 776,521
Unrealized depreciation		(583,195)
Net unrealized appreciation		$ 193,326

Aggregate cost of securities for income tax purposes		$ 13,354,095

*See accompanying notes as they are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 94.07%	Value

	Agricultural Production - Crops - 1.55%
14,940	Chiquita Brands International, Inc. *	$ 269,518

	Aircraft & Parts - 1.89%
6,810	Triumph Group, Inc.	328,583

	Book Printing - 3.57%
43,470	Courier Corp.	619,448

	Crude Petroleum & Natural Gas - 4.57%
5,855	Berry Petroleum Co. - Class A	170,673
27,955	Forest Oil Corp. *	621,999
		792,672

	Electric Services - 3.28%
27,925	Portland General Electric Co.	569,949

	Fire, Marine & Casualty Insurance - 1.51%
11,135	Greenlight Capital Re., Ltd. - Class A *	262,452

	In Vitro & In Vivo Diagnostics Substances - 1.55%
13,260	Immucor, Inc. *	268,382

	Investment Companies - 2.55%
37,507	Prospect Capital Corp.	442,958

	Life Insurance - 5.15%
25,260	Delphi Financial Group, Inc. - Class A	565,066
7,465	Torchmark Corp.	328,087
		893,153

	National Commercial Banks - 15.27%
26,515	American National Bankshares, Inc.	580,679
19,165	CenterState Banks, Inc.	193,375
34,385	First Financial Bancorp	500,646
12,220	FirstMerit Corp.	246,111
21,025	National Bankshares, Inc.	594,797
14,530	NewAlliance Bancshares, Inc.	174,505
12,490	Old National Bancorp	155,251
10,170	PacWest Bancorp	204,925
		2,650,289

*See accompanying notes as they are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2009
(Unaudited)

Shares	COMMON STOCKS -94.07% - continued	Value

	Oil & Gas Services - 1.47%
10,535	Superior Energy Services, Inc. *	$ 255,895

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.02%
12,565	STERIS Corp.	351,443

	Paperboard Containers & Boxes - 1.48%
5,090	Rock-Tenn Co. - Class A	256,587

	Pharmaceutical Preparations - 0.99%
21,875	Prestige Brands Holdings, Inc. *	171,937

	Radio & TV Broadcasting & Communications Equipment - 1.68%
19,130	Tekelec *	292,306

	Refuse Systems - 1.04%
11,265	IESI-BFC, Ltd.	180,465

	Retail - Eating & Drinking Places - 3.91%
8,730	Jack in the Box, Inc. *	171,719
16,485	Sonic Corp. *	166,004
1,053	Steak n Shake Co./The *	341,298
		679,021

	Retail - Family Clothing - 3.05%
12,010	Buckle, Inc./The	351,653
8,870	Cato Corp. - Class A	177,932
		529,585

	Retail - Grocery Stores - 1.91%
12,155	Village Super Market, Inc. - Class A	332,075

	Retail - Miscellaneous Shopping Goods Stores - 0.93%
11,330	Cabela's, Inc. *	161,566

	Retail - Shoe Stores - 1.05%
16,315	Foot Locker, Inc.	181,749

	Savings Institution, Not Federally Chartered - 4.30%
12,510	First Niagara Financial Group, Inc.	174,014
13,910	Home Federal Bancorp, Inc.	185,142
8,890	MB Financial, Inc.	175,311
15,815	Umpqua Holdings Corp.	212,079
		746,546

	Services - Business Services - 1.97%
26,045	Heartland Payment Systems, Inc.	341,971

	Services - Commercial Physical & Biological Research - 4.14%
5,220	Charles River Laboratories International, Inc. *	175,862
23,125	Pharmaceutical Product Development, Inc.	542,050
		717,912

	Services - Computer Processing & Data Preparation - 1.51%
13,695	CSG Systems International, Inc. *	261,438

	Services - Computer Programming Services - 2.24%
112,670	CIBER, Inc. *	388,711

	Services - Educational Services - 1.04%
7,755	Career Education Corp. *	180,769

	Services - Engineering Services - 2.05%
23,755	Ecology & Environment, Inc. - Class A	356,325

	Services - Help Supply Services - 1.47%
20,705	Barrett Business Services, Inc.	254,464

	Services - Management Consulting Services - 2.00%
7,345	FTI Consulting, Inc. *	346,390

*See accompanying notes as they are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2009
(Unaudited)

Shares	COMMON STOCKS - 94.07% - continued	Value

	State Commercial Banks - 5.02%
11,815	Columbia Banking System, Inc.	$ 191,167
21,365	CVB Financial Corp.	184,594
4,455	Hancock Holding Co.	195,084
42,305	United Community Banks, Inc. *	143,414
41,590	Western Alliance Bancorp *	157,210
		871,469

	Steel Works, Blast Furnaces, Rolling Mills - 2.56%
6,420	Carpenter Technology Corp.	173,019
46,396	Friedman Industries, Inc.	270,489
		443,508

	Surety Insurance - 0.95%
16,495	Old Republic International Corp.	165,610

	Surgical & Medical Instruments & Apparatus - 1.95%
11,575	Utah Medical Products, Inc.	339,379

	Telephone Communications - 0.96%
7,315	Neutral Tandem, Inc. *	166,416

	Wholesale - Groceries & Related Products - 1.49%
6,980	Nash Finch Co.	258,888

	TOTAL COMMON STOCKS (Cost $14,692,821)	16,329,829

	MONEY MARKET SECURITIES - 1.83%
318,074	AIM STIT-STIC Prime Portfolio - Class I, 0.11% (a)	318,074

	TOTAL MONEY MARKET SECURITIES (Cost $318,074)	318,074

Principal
Amount
	CONVERTIBLE CORPORATE BONDS - 4.60%
$ 398,000	ADC Telecommunications, 3.50%, 7/15/2015	305,465
184,000	Chemed Corp., 1.875%, 5/15/2014	161,000
179,000	LifePoint Hospitals, Inc., 3.50%, 5/15/2014	167,589
188,000	Pantry, Inc., 3.00%, 11/15/2012	165,440

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $768,539)	799,494

	TOTAL INVESTMENTS (Cost $15,779,434) - 100.50%	$ 17,447,397

	Liabilities in excess of other assets - (0.50)%	(87,377)

	TOTAL NET ASSETS - 100.00%	$ 17,360,020

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at December 31, 2009.

Tax Related
Unrealized appreciation		$ 1,875,765
Unrealized depreciation		(207,802)
Net unrealized appreciation		$ 1,667,963

Aggregate cost of securities for income tax purposes		$ 15,779,434

*See accompanying notes as they are an integral part of these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2009

(Unaudited)

Security Transactions and Related Income - The Funds follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dean Funds

Related Notes to the Schedule of Investments – continued

December 31, 2009

(Unaudited)

Fixed income securities, such as convertible corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing services utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at December 31, 2009 in valuing the Large Cap Value Fund’s investments:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$ 13,411,913	$ -	$ -	$13,411,913

Money Market Securities	135,508	-	-	135,508

Total	$ 13,547,421	$ -	$ -	$13,547,421
*Refer to the Schedule of Investments for industry classifications.

The Large Cap Value Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Large Cap Value Fund did not hold any derivative instruments during the reporting period.

Dean Funds

Related Notes to the Schedule of Investments – continued

December 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Small Cap Value Fund’s assets as of December 31, 2009:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$ 16,329,829	$ -	$ -	$16,329,829

Money Market Securities	318,074	-	-	318,074

Convertible Corporate Bonds	-	799,494	-	799,494

Total	$ 16,647,903	$ 799,494	$ -	$17,447,397
*Refer to the Schedule of Investments for industry classifications.

The Small Cap Value Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Small Cap Value Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 18, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date	2/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date	2/23/10

By

/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date	2/23/10

.